Financial Instruments and Risk Management (Details) - Schedule of Foreign Currency Risk - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Foreign Currency Risk [Abstract]
Cash	$ 1,148,437	$ 245,858	$ 162,135
Accounts payable and accrued liabilities	(87,810)	(93,630)	(142,726)
Total	$ 1,060,627	$ 152,228	$ 19,409